Revenue - Disaggregation (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Revenues
Revenue from contracts with customers	€ 3,884	€ 5,565
EMEA
Revenues
Revenue from contracts with customers	2,443	2,750
Asia Pacific
Revenues
Revenue from contracts with customers	405	831
Americas
Revenues
Revenue from contracts with customers	1,036	1,984
Systems
Revenues
Revenue from contracts with customers	1,305	2,415
Systems | Products transferred at a point in time
Revenues
Revenue from contracts with customers	1,022	2,193
Systems | Products and services transferred over time
Revenues
Revenue from contracts with customers	283	222
Systems | EMEA
Revenues
Revenue from contracts with customers	786	928
Systems | Asia Pacific
Revenues
Revenue from contracts with customers	196	613
Systems | Americas
Revenues
Revenue from contracts with customers	323	874
Services
Revenues
Revenue from contracts with customers	2,579	3,150
Services | Products transferred at a point in time
Revenues
Revenue from contracts with customers	2,579	3,150
Services | EMEA
Revenues
Revenue from contracts with customers	1,657	1,822
Services | Asia Pacific
Revenues
Revenue from contracts with customers	209	218
Services | Americas
Revenues
Revenue from contracts with customers	€ 713	€ 1,110